Note 7 - Indebtedness (Details Textual) - USD ($)					1 Months Ended				2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 26, 2017	Mar. 31, 2017	Mar. 17, 2017	Sep. 28, 2015	Mar. 31, 2017	Mar. 27, 2017	Mar. 17, 2017	Sep. 30, 2015	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2013	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Oct. 26, 2012
Share Price															$ 1.51	$ 0.32
Proceeds from Convertible Debt									$ 3,100,000			$ 3,100,000	$ 3,059,000
Debt Conversion, Converted Instrument, Amount																$ 226,000
Induced Conversion of Convertible Debt Expense													$ 3,696,000
Notes Assumed				$ 250,000												$ 250,000
Subsequent Event [Member]
Proceeds from Convertible Debt							$ 3,100,000
Institute [Member]
Debt Instrument, Interest Rate, Stated Percentage																		4.125%
Debt Instrument, Face Amount																		$ 300,000
Conversion of 2013 Notes into Common Stock [Member]
Debt Conversion, Original Debt, Amount		$ 2,750,000
Debt Conversion, Converted Instrument, Shares Issued		385,000
Debt Conversion, Original Debt, Amount of Accrued but Unpaid Interest		$ 138,000
Debt Conversion, Converted Instrument, Amount		11,500,000
Debt Conversion, Converted Instrument, Initial Agreement Amount		8,500,000			$ 8,500,000				$ 8,500,000
Conversion of 2013 Notes into Common Stock by Stockholder [Member]
Debt Conversion, Original Debt, Amount		$ 700,000
Debt Conversion, Converted Instrument, Shares Issued		98,000
Debt Conversion, Original Debt, Amount of Accrued but Unpaid Interest		$ 35,000
Conversion of Demand Notes into Common Stock [Member]
Debt Conversion, Original Debt, Amount		$ 250,000
Debt Conversion, Converted Instrument, Shares Issued		33,332
Debt Conversion, Converted Instrument, Amount		$ 1,000,000
Debt Conversion, Conversion Price		$ 7.50			$ 7.50				$ 7.50
Minimum [Member]
Share Price			$ 15				$ 15			$ 10			$ 10
Maximum [Member]
Share Price			$ 39				$ 39			$ 29.80			$ 29.80
Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage												5.00%					5.00%
Debt Instrument, Convertible, Conversion Price												$ 1.125					$ 1.125
Proceeds from Convertible Debt													$ 3,076,000
Debt Conversion, Original Debt, Amount													2,750,000
Debt Conversion, Converted Instrument, Shares Issued									418,332							200,776
Debt Conversion, Original Debt, Amount of Accrued but Unpaid Interest													138,000
Debt Conversion, Converted Instrument, Amount																$ 225,000
Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.00%				5.00%
Debt Instrument, Convertible, Conversion Price						$ 1.125
Debt Instrument, Debt Default, Settlement Offer Conversion Rate						0.75
Debt Instrument, Convertible, Conversion Price, Discount						$ 0.375
Debt Instrument, Convertible, Conversion Price, Discount rate						33.30%
Unsecured Debt [Member]
Debt Conversion, Original Debt, Amount													$ 250,000
The 2017 Notes [Member]
Proceeds from Convertible Debt, Gross			$ 3,100,000
The 2017 Notes [Member] | One Stockholder [Member]
Proceeds from Convertible Debt			$ 200,000
The 2017 Notes [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.00%				5.00%
Debt Instrument, Qualified Financing, Minimum Proceeds		$ 2,000,000	$ 2,000,000		$ 2,000,000		$ 2,000,000		$ 2,000,000
Debt Instrument, Convertible, Conversion Price			$ 10.10				$ 10.10
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 3,000,000
The 2013 Notes [Member]
Proceeds from Convertible Debt, Gross																	$ 3,100,000
The 2013 Notes [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage												5.00%					5.00%
Debt Instrument, Convertible, Conversion Price		$ 11.25			$ 11.25				$ 11.25
Debt Instrument, Debt Default, Settlement Offer Conversion Rate					7.50
Debt Instrument, Convertible, Conversion Price, Discount					$ 3.75
Debt Instrument, Convertible, Conversion Price, Discount rate		33.30%			33.30%				33.30%
Induced Conversion of Convertible Debt Expense		$ 3,000,000
Demand Notes [Member] | Unsecured Debt [Member]
Induced Conversion of Convertible Debt Expense		$ 700,000
Notes Assumed								$ 250,000
Amended Unsecured Loan Agreement [Member] | Institute [Member] | Subsequent Event [Member]
Debt Instrument, Periodic Payment	$ 10,000